Trade accounts and other receivables from unrelated parties (Tables)	12 Months Ended
Dec. 31, 2020
Trade accounts and other receivables from unrelated parties
Summary of trade accounts and other receivables from unrelated parties

Trade accounts and other receivables from unrelated parties

in € THOUS

	December 31,		December 31,
	2020		2019
		thereof credit-		thereof credit-
		Impaired (1)		Impaired (1)
Trade accounts and other receivables, gross	3,295,417	376,459	3,562,704	366,497
thereof finance lease receivables	56,484	—	57,398	—
less expected credit losses	(142,372)	(113,430)	(141,358)	(102,269)
Trade accounts and other receivables	3,153,045	263,029	3,421,346	264,228
(1)

Trade accounts receivable balances are "credit-impaired" when one or more events have occurred that have a detrimental impact on the estimated future cash flows of the receivable balance (e.g. overdue by more than one year, etc.).

Summary of the development of expected credit losses from unrelated parties

Development of expected credit losses for doubtful accounts from unrelated parties in € THOUS

	2020	2019	2018

Expected credit losses as of January 1	141,358	118,015	474,891
Change in valuation allowances as recorded in the consolidated statements of income	28,302	42,315	19,112
Write-offs and recoveries of amounts previously written-off	(14,213)	(18,587)	(378,201)
Foreign currency translation	(13,075)	(385)	2,213
Expected credit losses as of December 31	142,372	141,358	118,015

Summary of the aging analysis of trade accounts and other receivables from unrelated parties and the expected credit losses

The following tables show the aging analysis of trade accounts and other receivables from unrelated parties and expected credit losses as of December 31, 2020 and as of December 31, 2019:

Aging analysis of trade accounts and other receivables from unrelated parties 2020 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts and other receivables	1,809,658	829,895	195,724	208,653	251,487	3,295,417
less expected credit losses	(7,668)	(4,204)	(3,865)	(10,568)	(116,067)	(142,372)
Trade accounts and other receivables, net	1,801,990	825,691	191,859	198,085	135,420	3,153,045

Aging analysis of trade accounts and other receivables from unrelated parties 2019 in € THOUS

		up to 3	3 to 6	6 to 12	more than
	not	months	months	months	12 months
	overdue	overdue	overdue	overdue	overdue	Total

Trade accounts receivable	1,997,671	899,987	229,012	184,768	251,266	3,562,704
less allowance for doubtful accounts	(9,385)	(8,411)	(6,267)	(13,325)	(103,970)	(141,358)
Trade accounts receivable, net	1,988,286	891,576	222,745	171,443	147,296	3,421,346